Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

The prepaid expenses and other current assets consist of the following:

	As of December 31,
	2024	2025
	USD	USD
Prepaid expenses and other current assets
Advance to suppliers (i)	$16,448	$24,542
Other receivable (ii)	1,114,529	182,460
Value-added Tax (“VAT”) recoverable (iii)	6,849	7,148
Less: Allowance for credit losses	(125,675)	(153,779)
Total	$1,012,151	$60,371

(i)	Advance to suppliers represents balance paid to suppliers for certain services that have not been completed. These advances are interest-free, unsecured and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2024 and 2025, there was no allowance recorded as the Group considers all of the advance to suppliers balance fully realizable.

(ii)

As of December 31, 2024, other receivables primarily included employee advances for business development, loan receivables, and the office space lease deposit. On January 1, 2024, the Group entered into a loan contract with Fu’an Information Technology (Qingdao) Co., Ltd for the operation. Under the contract, the Group agreed to lend a total of $933,706. The loan period is from January 1, 2024, to December 31, 2024. As of December 31, 2025, other receivables primarily consisted of employee advances for business development, loan receivables, and the office space lease deposit. The loan to Fu’an Information Technology (Qingdao) Co., Ltd. remained outstanding upon maturity on December 31, 2024. On August 14, 2025, the borrower completed its business deregistration and liquidation. The Group, as a creditor, did not receive any repayment through the liquidation proceedings. Given that the debtor entity ceased to exist, the Group recognized a provision for expected credit losses of $948,230 and subsequently wrote off the full carrying amount of this loan receivable against the allowance during the year ended December 31, 2025.

For the years ended December 31, 2024 and 2025, the allowances for credit losses were $125,675 and $976,334, respectively.

(iii)	VAT tax recoverable represents the amount that is overpaid by the Group before the VAT tax invoices received. Such amount can be used to offset future VAT tax liability.

Schedule of Allowance for Credit Losses

Allowance for credit losses of accounts movement:

	For the years ended December 31,
	2024	2025
Beginning balance	$-	$125,675
Additions	125,675	976,334
Write-off	-	(948,230)
Ending balance	$125,675	$153,779